Fair Value of Financial Instruments and Risk Management - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Counterparty Agreement	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	250
Fair value hedge exposure	8.00%	9.00%
Long-term debt	9,045	8,460
Number of agreements	3
Term debt	256	769
Short-term investments	251
Transmission Business' annual results of operations	19	18
Distribution Business' annual results of operations	10	10
Assets at fair value	12	19
Provision for bad debts	36	23	18
Account receivable, Percentage	4.00%	3.00%
Account receivable, Period	60 days
Counterparty credit risk exposure on the fair value	14	22
Number of counterparties	4
Credit exposure	10.00%
Accounts payable and accrued liabilities	795	722
Scenario, Forecast [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Percentage of increase/(decrease) in interest rate	(1.00%)
Variable Interest Rate [Member] | Scenario, Forecast [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Percentage of increase/(decrease) in interest rate	10.00%	10.00%
Customer Concentration Risk [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Accounts receivable	0	0
Banker's Acceptances and Money Market Funds [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Short-term investments	515	195
Revolving Standby Credit Facility [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Commercial paper program debt	1,500
3.13% Series 19 Notes Due 2014 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	250
Long-term debt	750	750
Number of agreements	2
Conversion of debt	500
Term debt	750
Debt maturity date	Nov. 19, 2014
2.95% Series 21 Notes Due 2015 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	125
Long-term debt	500	500
Number of agreements	2
Conversion of debt	250
Term debt	500
Debt maturity date	Sep. 11, 2015
Floating-Rate Series 22 Notes Due 2015 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt	50	50
Number of agreements	2
Floating-to-fixed interest-rate swap	50
Floating-Rate Series 27 Notes Due 2016 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt	50	50
Number of agreements	1
Floating-to-fixed interest-rate swap	50
Interest-Rate Swaps Agreement [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	750	750
Notional value	900	900
Interest-Rate Swaps Agreement [Member] | Fair Value Hedging [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Notional value	750	750
Fair Value Hedge [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt	9,057	8,479